Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Held-to-Maturity Securities
The Company's investment in marketable securities as of December 31, 2017 and 2018 are classified as ''held-to-maturity'' and consist of the following:

		Gross	Gross
		unrealized	unrealized
	Amortized	holding	holding	Aggregate
	cost basis**	gains	(losses)	fair value*
	US$ thousands
At December 31, 2018
Held to maturity:
Corporate debt securities and government debt securities
Current	1,610	-	(22)	1,588
Non-Current	46,052	-	(778)	45,274

	47,662	-	(800)	46,862

At December 31, 2017
Held to maturity:
Corporate debt securities
Current	7,798	-	(49)	7,749
Non-Current	5,976	-	(95)	5,881

	13,774	-	(144)	13,630

*	Fair value is being determined using quoted market prices in active markets (Level 2).
**
Including accrued interest in the amount of US$ 77 thousand and US$ 450 thousand as of December 31, 2017 and 2018 respectively.
The accrued interest is presented as part of other account receivable on the balance sheet.

Schedule of Reconciliation of Marketable Securities
Activity in marketable securities in 2018	US$ thousands

Balance at January 1, 2018	13,774

Purchases of marketable securities	41,670
Discount on marketable securities, net	(32)
Proceeds from maturity of marketable securities	(7,750)
Balance at December 31, 2018	47,662

Summary of Investment Securities in an Unrealized Loss Position
The following table summarizes the gross unrealized losses on investment securities for which other-than-temporary impairments have not been recognized and the fair value of those securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2018:

	Less than 12 months		12 months or more		Total
Held to maturity:	Unrealized Losses	Fair value	Unrealized Losses	Fair value	Unrealized Losses	Fair value

Corporate debt securities and government debt securities	(679)	41,024	(121)	5,838	(800)	46,862